Significant Accounting Policies - 10K - Error Corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended						8 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 07, 2024	Oct. 15, 2023	Jul. 23, 2023	Jan. 01, 2023	Oct. 09, 2022	Jul. 17, 2022	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Property, Plant and Equipment, Net		$ 72,007						$ 72,007		$ 62,842	$ 50,380
Operating Lease, Right-of-Use Asset		54,307						54,307		55,604	53,276
Assets		177,070						177,070		130,927	114,472
Accrued Occupancy, Current		6,231						6,231		14,940	15,244
Other Accrued Liabilities, Current		9,182						9,182		8,613	7,519
Operating Lease, Liability, Current		15,571						15,571		10,727	8,898
Liabilities, Current		77,214						77,214		61,978	67,127
Operating Lease, Liability, Noncurrent		90,236						90,236		91,398	85,552
Liabilities		237,306						237,306		192,457	171,810
Common stock		4						4		1	1
Additional Paid in Capital		56,656						56,656		3,794	1,711
Retained Earnings (Accumulated Deficit)		(116,896)						(116,896)		(118,793)	(111,268)
Equity, Attributable to Parent, Total		(60,236)	$ (128,578)	$ (119,460)	$ (108,049)	$ (107,784)	$ (104,463)	(60,236)	$ (108,049)	(114,998)	(109,556)	$ (99,975)	$ (70,422)
Liabilities and Equity, Total		177,070						177,070		130,927	114,472
Labor and Related Expense		10,831			9,511			29,465	27,577	40,415	24,145	10,776
Occupancy, Net		4,947			4,305			10,537	12,551	18,375	12,592	14,920
Other Store Operating Expenses, Excluding Depreciation		5,140			4,456			14,696	12,634	18,655	14,531	7,037
General and Administrative Expense		5,274			2,529			12,576	9,840	13,205	12,316	6,320
Depreciation		2,076			1,860			5,417	5,574	8,086	8,818	8,805
Operating loss		(3,057)			(114)			(11,135)	(6,316)	(13,729)	(11,331)	(29,538)
Loss Before Income Taxes		12,248			(392)			1,919	1,397	(7,333)	(9,879)	(29,985)
Net (loss) income		$ 12,248	(7,283)	(3,046)	$ (392)	(3,390)	5,035	$ 1,919	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Earnings (loss) per share, basic (in dollars per share)		$ 0.35			$ (0.03)			$ (0.03)	$ 0.11	$ (0.66)	$ (0.88)	$ (2.67)
Earnings (loss) per share, diluted (in dollars per share)		$ 0.33			$ (0.03)			$ (0.03)	$ 0.04	$ (0.66)	$ (0.88)	$ (2.67)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		$ 254	220	141	$ 67	59	52				$ 280	$ 365
Operating Lease, Noncash Expense								$ 4,048	$ 3,893	$ 5,252	4,155	5,269
Share-Based Payment Arrangement, Expense								615	178
Increase (Decrease) In Occupany, Net										(3,595)	(5,363)	16,100
Increase (Decrease) in Other Accrued Liabilities								1,867	697	(662)	276	1,917
Increase in lease liability	$ 2,678							(6,808)	(5,897)	(7,632)	(8,451)	(8,041)
Capital Expenditures Incurred but Not yet Paid								2,198	3,610	9,924	1,054	16
Net cash used in operating activities								(15,818)	1,688	(12,040)	(5,586)	(8,185)
Increase in operating lease right-of-use assets								5,963	7,580	7,580	16,586	1,061
Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total		4	1	1	1	1	1	4	1	1	1	1	1
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total		56,656	543	2,378	1,965	1,838	1,769	56,656	1,965	3,794	1,711	1,375	930
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		254	220	141	67	59	52				280	365
Retained Earnings [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total		(116,896)	(129,122)	(121,839)	(110,015)	(109,623)	(106,233)	(116,896)	(110,015)	$ (118,793)	(111,268)	(101,351)	(71,353)
Net (loss) income		12,248	$ (7,283)	$ (3,046)	$ (392)	$ (3,390)	$ 5,035				$ (9,917)	(29,998)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in dollars per share)										$ 0.0001	$ 0.0001
Property, Plant and Equipment, Net										$ 62,842
Operating Lease, Right-of-Use Asset										55,604
Assets										130,927
Accrued Occupancy, Current										14,940
Other Accrued Liabilities, Current										8,613
Operating Lease, Liability, Current										10,727
Liabilities, Current										61,978
Operating Lease, Liability, Noncurrent										91,398
Liabilities										192,457
Common stock										1
Additional Paid in Capital										3,794
Retained Earnings (Accumulated Deficit)										(118,793)
Equity, Attributable to Parent, Total										(114,998)	$ (109,556)		(70,422)
Liabilities and Equity, Total										130,927
Net (loss) income										(7,525)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition										295
As Reported | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, Plant and Equipment, Net											50,627
Operating Lease, Right-of-Use Asset											52,958
Assets											114,401
Accrued Occupancy, Current											15,723
Other Accrued Liabilities, Current											7,358
Operating Lease, Liability, Current											9,177
Liabilities, Current											68,140
Operating Lease, Liability, Noncurrent											82,413
Liabilities											169,684
Common stock											57
Additional Paid in Capital											1,350
Retained Earnings (Accumulated Deficit)											(108,908)
Equity, Attributable to Parent, Total											(107,501)	(97,546)	(68,389)
Liabilities and Equity, Total											114,401
Labor and Related Expense											23,984
Occupancy, Net											12,958	14,524
Other Store Operating Expenses, Excluding Depreciation											15,162	7,317
General and Administrative Expense											11,639	5,978
Depreciation											8,846
Operating loss											(11,518)	(29,080)
Loss Before Income Taxes											(10,066)	(29,527)
Net (loss) income											$ (10,104)	$ (29,540)
Earnings (loss) per share, basic (in dollars per share)											$ (1.65)	$ (4.86)
Earnings (loss) per share, diluted (in dollars per share)											$ (1.65)	$ (4.86)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition											$ 93	$ 303
Operating Lease, Noncash Expense											4,114	5,241
Share-Based Payment Arrangement, Expense											93	303
Increase (Decrease) In Occupany, Net											(4,703)	15,976
Increase (Decrease) in Other Accrued Liabilities											115
Increase in lease liability											(8,705)	(8,285)
Capital Expenditures Incurred but Not yet Paid											1,328
Net cash used in operating activities											(5,586)	(8,185)
Increase in operating lease right-of-use assets												1,049
As Reported | Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total										62	62		61
As Reported | Common Stock [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total													56
As Reported | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total										3,733	1,650		870
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition										295
As Reported | Additional Paid-in Capital [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											1,350	1,202	819
As Reported | Retained Earnings [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total										(118,793)	(111,268)		(71,353)
Net (loss) income										(7,525)
As Reported | Retained Earnings [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											(108,908)	(98,804)	(69,264)
Adjustment | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, Plant and Equipment, Net											(247)
Operating Lease, Right-of-Use Asset											318
Assets											71
Accrued Occupancy, Current											(479)
Other Accrued Liabilities, Current											161
Operating Lease, Liability, Current											(279)
Liabilities, Current											(1,013)
Operating Lease, Liability, Noncurrent											3,139
Liabilities											2,126
Common stock											5
Additional Paid in Capital											300
Retained Earnings (Accumulated Deficit)											(2,360)
Equity, Attributable to Parent, Total											(2,055)	(2,429)	(2,033)
Liabilities and Equity, Total											71
Labor and Related Expense											161
Occupancy, Net											(366)	396
Other Store Operating Expenses, Excluding Depreciation											(631)	(280)
General and Administrative Expense											677	342
Depreciation											(28)
Operating loss											187	(458)
Loss Before Income Taxes											187	(458)
Net (loss) income											$ 187	$ (458)
Earnings (loss) per share, basic (in dollars per share)											$ 0.03	$ (0.08)
Earnings (loss) per share, diluted (in dollars per share)											$ 0.03	$ (0.08)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition											$ 187	$ 62
Operating Lease, Noncash Expense											41	28
Share-Based Payment Arrangement, Expense											187	62
Increase (Decrease) In Occupany, Net											(660)	124
Increase (Decrease) in Other Accrued Liabilities											161
Increase in lease liability											254	244
Capital Expenditures Incurred but Not yet Paid											(274)
Net cash used in operating activities											0	0
Increase in operating lease right-of-use assets												12
Adjustment | Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total										(61)	(61)		(60)
Adjustment | Common Stock [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total													5
Adjustment | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total										61	61		60
Adjustment | Additional Paid-in Capital [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											300	113	51
Adjustment | Retained Earnings [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											(2,360)	$ (2,547)	(2,089)
Retroactive Application of Reverse Recapitalization | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock											(61)
Additional Paid in Capital											$ 61
Earnings (loss) per share, basic (in dollars per share)											$ 0.74	$ 2.27
Earnings (loss) per share, diluted (in dollars per share)											$ 0.74	$ 2.27
Retroactive Application of Reverse Recapitalization | Common Stock [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total													(60)
Retroactive Application of Reverse Recapitalization | Additional Paid-in Capital [Member] | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											$ 61	$ 60	60
As Corrected
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, Plant and Equipment, Net											50,380
Operating Lease, Right-of-Use Asset											53,276
Assets											114,472
Accrued Occupancy, Current											15,244
Other Accrued Liabilities, Current											7,519
Operating Lease, Liability, Current											8,898
Liabilities, Current											67,127
Operating Lease, Liability, Noncurrent											85,552
Liabilities											171,810
Common stock											1
Additional Paid in Capital											1,711
Retained Earnings (Accumulated Deficit)											(111,268)
Equity, Attributable to Parent, Total											(109,556)	(99,975)	(70,422)
Liabilities and Equity, Total											114,472
Labor and Related Expense											24,145
Occupancy, Net											12,592	14,920
Other Store Operating Expenses, Excluding Depreciation											14,531	7,037
General and Administrative Expense											12,316	6,320
Depreciation											8,818
Operating loss											(11,331)	(29,538)
Loss Before Income Taxes											(9,879)	(29,985)
Net (loss) income											$ (9,917)	$ (29,998)
Earnings (loss) per share, basic (in dollars per share)											$ (0.88)	$ (2.67)
Earnings (loss) per share, diluted (in dollars per share)											$ (0.88)	$ (2.67)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition											$ 280	$ 365
Operating Lease, Noncash Expense											4,155	5,269
Share-Based Payment Arrangement, Expense											280	365
Increase (Decrease) In Occupany, Net											(5,363)	16,100
Increase (Decrease) in Other Accrued Liabilities											276
Increase in lease liability											(8,451)	(8,041)
Capital Expenditures Incurred but Not yet Paid											1,054
Net cash used in operating activities											(5,586)	(8,185)
Increase in operating lease right-of-use assets												1,061
As Corrected | Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total													1
As Corrected | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											1,711	1,375	930
As Corrected | Retained Earnings [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Equity, Attributable to Parent, Total											(111,268)	(101,351)	$ (71,353)
Nonrelated Party
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable		$ 23,508						23,508		19,305	16,932
Accounts payable								$ 6,400	$ 3,165	(7,551)	1,820	$ 1,004
Nonrelated Party | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable										$ 19,305
Nonrelated Party | As Reported | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable											17,348
Accounts payable											1,961
Nonrelated Party | Adjustment | Preparation of Financial Statements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable											(416)
Accounts payable											(141)
Nonrelated Party | As Corrected
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable											16,932
Accounts payable											$ 1,820